Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 078
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
The AMETEK Retirement and Savings Plan
EIN 14-1682544 Plan #078
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

Identity of issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par, or maturity value	Current Value
Voya Stabilizer Fund (Separate Account for Ametek No. 920)	Separate Account	$104,439,501
Voya Retirement Insurance Annuity Company Wrap Contract #60498	Interest rate of 2.49% at December 31, 2025	5,391,866
		109,831,367

Vanguard Target Retirement Income Trust I	Common/Collective Trust	49,358,005
Vanguard Target Retirement 2020 Trust I	Common/Collective Trust	71,651,015
Vanguard Target Retirement 2025 Trust I	Common/Collective Trust	185,194,435
Vanguard Target Retirement 2030 Trust I	Common/Collective Trust	231,967,863
Vanguard Target Retirement 2035 Trust I	Common/Collective Trust	205,642,140
Vanguard Target Retirement 2040 Trust I	Common/Collective Trust	135,289,326
Vanguard Target Retirement 2045 Trust I	Common/Collective Trust	110,224,351
Vanguard Target Retirement 2050 Trust I	Common/Collective Trust	91,169,987
Vanguard Target Retirement 2055 Trust I	Common/Collective Trust	62,222,970
Vanguard Target Retirement 2060 Trust I	Common/Collective Trust	29,588,110
Vanguard Target Retirement 2065 Trust I	Common/Collective Trust	14,518,748
Vanguard Target Retirement 2070 Trust I	Common/Collective Trust	3,216,174
Reliance Trust MetLife Stable Value Fund Series 25053 Class 25	Common/Collective Trust	995,737
WTC-CIF II Core Bond Plus (Series 2) Portfolio	Common/Collective Trust	10,077,400
State Street Real Asset Fund	Common/Collective Trust	4,019,242
T. Rowe Price Structured Research Common Trust Fund Class D	Common/Collective Trust	247,555,220
Jennison Small/Mid Cap Equity Fund	Common/Collective Trust	39,989,818
Invesco Stable Value Trust Class A1	Common/Collective Trust	1,760,393
* FIAM U.S. Bond Index Commingled Pool Class D	Common/Collective Trust	49,610,861
* Spartan® 500 Index Pool Class C	Common/Collective Trust	289,722,891
* Spartan® Extended Market Index Pool Class C	Common/Collective Trust	69,242,199
* Spartan® Total International Index Pool Class C	Common/Collective Trust	31,580,513
American Funds EuroPacific Growth Fund	Registered Investment Company	33,145,623
* Fidelity® Investments Money Market Treasury Portfolio - Class I	Registered Investment Company	1,357,112
* AMETEK Stock Fund	AMETEK Stock Fund	152,167,874
	Total investments	2,231,099,374
* Notes Receivable from Participants	Interest rates ranging from 3.25% to 9.50%	22,560,622
		$2,253,659,996
______________
*Indicates party–in–interest to the Plan.
Historical cost column is not included as all investments are participant–directed.